Income tax expense	6 Months Ended
Dec. 31, 2025
Income tax expense [Abstract]
Income tax expense
Note 5. Income tax expense

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(4,070)	(9,554)

Tax at the statutory tax rate of 30%	(1,221)	(2,866)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Differences in tax rates	129	273
Non-deductible expenses	337	1,162
Foreign exchange and other translation adjustments	81	(38)
Additional tax-deductible expenditure	(25)	(4)
Unrecognised tax losses relating to current period	699	1,473

Income tax expense	-	-

No provision for income tax is considered necessary in respect of the Company for the six months ended 31 December 2025. No recognition has been given to any future income tax benefit which may arise from operating losses not claimed for tax purposes (30 June 2025: nil). The Group has estimated tax loss positions across the Group as follows:

	31-Dec-25	30-Jun-25
	$'000	$'000

Deferred tax relates to the following:
Foreign exchange gain/loss	(1,326)	(1,406)
Losses available for offsetting against future taxable income	1,326	1,406

Net deferred tax asset	-	-

The Group has tax losses for which no deferred tax assets has been recognised on the Statement of Financial Position that amounted to $44.8 million (30 June 2025: $45.9 million).

	31-Dec-25	30-Jun-25
	$'000	$'000

Total tax losses	49,227	50,563
Tax losses utilised	(4,419)	(4,688)

	44,808	45,875

	Jurisdiction
Revenue losses	Australia $'000	USA $'000	Canada $'000	Total $'000

Balance at 1 July 2025	11,707	29,046	327	41,080
Movement during the period	(879)	(175)	(5)	(1,059)

Balance at 31 December 2025	10,828	28,871	322	40,021

	Jurisdiction
Capital losses	Australia $'000	USA $'000	Canada $'000	Total $'000

Balance at 1 July 2025	4,795	-	-	4,795
Movement during the period	(8)	-	-	(8)

Balance at 31 December 2025	4,787	-	-	4,787

Total revenue and capital losses not recognised	15,615	28,871	322	44,808

These amounts will only be obtained if:

●	the Company and Controlled Entities derive future assessable income of a nature and of an amount sufficient to enable the benefit from the deductions for the losses to be realised.
●	the Company and Controlled Entities continue to comply with the conditions for deductibility imposed by the law, and
●
no changes in tax legislation adversely affect the Company and Controlled Entities in realising the benefit from the deductions for the losses, i.e. current tax legislation permits carried forward tax losses to be carried forward indefinitely.

●
the accumulated tax losses in Australia may be carried forward and offset against taxable income in the future for an indefinite period, subject to meeting Australian tax rules around continuity of ownership or business continuity test.

●
the accumulated tax losses in the USA can be carried forward and used to offset future taxable income for a period of 20 years from the year in which the losses were incurred, and losses will start to expire from the year 2027 onwards.

Ioneer Ltd is not part of an Australian tax-consolidated group. Current and deferred tax amounts (if any) are measured as a stand-alone taxpayer. There are no tax funding arrangements or tax sharing agreements in place.

The Group has additional tax value embedded in the Rhyolite Ridge exploration asset. Future deductibility is expected against anticipated assessable income from the Project once in production.